Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Basis of presentation and principles of consolidation

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with the United States generally accepted accounting principles (“U.S. GAAP”).

The accompanying consolidated financial statements include the financial statements of CLPS and its subsidiaries. All inter-company balances and transactions have been eliminated upon consolidation. Results of subsidiaries and businesses acquired from third parties are consolidated from the date on which control is transferred to the Company.

Comparative Information

Comparative Information

The comparative consolidated statements of comprehensive income (loss) for the years ended June 30, 2020 and 2019 have been revised to reclassify the government subsidies of operating nature from other income to other operating income to conform with the current year financial statement presentation. This change did not have a material impact on the Company’s consolidated financial statements for the prior periods.

Use of estimates and assumptions

Use of estimates and assumptions

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, valuation of accounts receivable, prepayments, deposits and other assets, useful lives of property and equipment and intangible assets, goodwill impairment, the impairment of long-lived assets and long-term investments, purchase price allocation and fair value of noncontrolling interests for business combinations, relative standalone selling price of the performance obligations in the IT solution services, provision for accrued expenses and other current liabilities, valuation allowance of deferred tax assets, provision for uncertain tax positions, fair value measurements of equity investments without readily determinable fair values, fair value of warrants and fair value of and estimated forfeitures for share-based compensation. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents primarily consist of cash and bank deposits, which are unrestricted as to withdrawal and use. The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. The Company maintains most of its bank accounts in the People’s Republic of China (“PRC”). Cash balances in bank accounts in PRC are not insured by the Federal Deposit Insurance Corporation or other programs.

Short-term investments

Short-term investments

Short-term investments represent highly liquid investments in wealth management products placed with certain financial institutions. The principal amounts of these products are not guaranteed. The Company classifies these wealth management products as “trading” as they are bought and held principally for the purpose of selling them in the near term. Dividend and interest income are included in earnings. Any realized gains or losses on the sale of the short-term investments, are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.

Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded in the period when loss is probable. The Company determines the adequacy of a reserve for doubtful accounts based on individual account analysis and historical collection trends. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management’s best estimates of specific losses on individual customer exposures, as well as the historical trends of collections. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. The Company regularly reviews the adequacy and appropriateness of the allowance for doubtful accounts.

Prepayments, deposit and other assets and allowance for doubtful accounts

Prepayments, deposit and other assets and allowance for doubtful accounts

Prepayment, deposit and other assets primarily consists of advances and deposits to suppliers for purchasing goods or services that have not been received or provided and advances to employees. These advances are interest free, unsecured and short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired.
Long-term investments

Long-term investments

The Company’s long-term investments consist of equity-method investments and equity investments without readily determinable fair values.

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC Topic 323, Investments-Equity Method and Joint Ventures (“ASC 323”). The share of earnings or losses of the investee are recognized in the consolidated statements of comprehensive income (loss). Equity method adjustments include the Company’s proportionate share of investee income or loss, adjustments to recognize certain differences between the Company’s carrying value and its equity in net assets of the investee at the date of investment, impairments, and other adjustments required by the equity method. The Company assesses its equity investment for other-than-temporary impairment by considering factors as well as all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, and cash burn rate and other company-specific information. Any gain or loss from the disposition of the equity method investments is included in the consolidated statements of comprehensive income equal to difference between the proceeds the Company receives and the carrying amounts of the investment disposed.

For equity investments without readily determinable fair values, the Company elects to use the measurement alternative in accordance with ASC Topic 321, Investments-Equity securities (“ASC 321”) to measure such investments at cost minus impairment adjusted by observable price changes in orderly transactions for the identical or a similar investment of the same issuer as of the date that the observable transaction occurred. These investments are measured at fair value on a nonrecurring basis when there are events or changes in circumstances that may have a significant adverse effect. An impairment loss is recognized in the consolidated statements of comprehensive income equal to the amount by which the carrying value exceeds the fair value of the investment. For the year ended June 30, 2021, 2020 and 2019, no such investment was remeasured and accordingly no unrealized gains (losses) was recognized.

No impairment loss was recognized in any of the periods presented.

Business combination

Business combination

The Company accounts for all business combinations under the purchase method of accounting in accordance with ASC Topic 805, Business Combinations (“ASC 805”). The purchase method of accounting requires that the consideration transferred to be allocated to net assets including separately identifiable assets and liabilities the Company acquired, based on their estimated fair value. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of the cost of the acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the identifiable net assets of the acquiree, the difference is recognized directly in the consolidated statements of comprehensive income (loss). The Company adopted Accounting Standards Update (“ASU”) No. 2017-01, Business Combinations (Topic 802): Clarifying the Definition of a Business, in determining whether it has acquired a business from July 1, 2019 on a prospective basis and there was no material impact on the consolidated financial statements.

The determination and allocation of fair values to the identifiable net assets acquired, liabilities assumed and noncontrolling interest is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the acquiree’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted cash flows over that period. Acquisition-related costs are recognized as general and administrative expenses in the consolidated statements of comprehensive income (loss) as incurred. Although the Company believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from forecasted amounts and the differences could be material.

Non-controlling interests

Noncontrolling interests

The noncontrolling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Noncontrolling interests in the results of the Company are presented on the face of the consolidated statements of comprehensive income (loss) as an allocation of the total income or loss for the year between noncontrolling interest holders and the shareholders of the Company.

Property and equipment, net

Property and equipment, net

Property and equipment, net, are stated at cost less accumulated depreciation and impairment, if any. The straight-line method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Useful life
Leasehold improvements	The shorter of remaining lease terms or the estimated useful lives
Automobiles	5 years
Equipment and office furniture	1-5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is charged to the statements of comprehensive income (loss).

Direct costs that are related to the construction of property and equipment and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment, and the depreciation of these assets commences when the assets are ready for their intended use.

Intangible assets, net

Intangible assets, net

Intangible assets, net, are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion, and are measured at fair value upon acquisition.

Amortization is computed using the straight-line method over the following estimated useful lives:

Useful life
Customer contracts	10 years
Customer relationship	5 – 10 years
Software	3 – 5 years

The Company does not have any indefinite-lived intangibles other than goodwill.

Goodwill

Goodwill

Goodwill represents the excess of the consideration over the fair value of the net assets acquired at the date of acquisition. Goodwill is not amortized but rather tested for impairment at least annually at the reporting unit level by applying a fair-value based test in accordance with accounting and disclosure requirements for goodwill. This test is performed by management annually or more frequently if the Company believes impairment indicators are present. The Company had only one reporting unit (that also represented the Company’s single operating segment) as of June 30, 2021 and 2020. Goodwill was allocated 100% to the single reporting unit as of June 30, 2021 and 2020. The Company has the option to assess qualitative factors first to determine whether it is necessary to perform the two-step test in accordance with ASC 350-20, Intangibles - Goodwill and Other. If the Company believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations.

In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Company is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Company must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss in general and administrative expenses.

No impairment loss was provided for the years ended June 30, 2021, 2020 and 2019.

Impairment of long-lived assets

The Company reviews its long-lived assets, other than goodwill, including property and equipment and intangible assets with definite lives for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable in accordance with ASC Topic 360, Property, Plant and Equipment. When these events occur, the Company assesses recoverability by comparing the carrying values of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amounts of the assets, the Company would recognize an impairment loss based on the excess of the carrying value over the fair value of the assets and record the impairment in earnings. Fair value is generally determined by discounting the cash flows expected to be generated by the asset, when the market prices are not readily available. The adjusted carrying amount of the asset becomes the new cost basis and depreciated over the asset’s remaining useful live. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities for the purpose of the impairment testing.

No impairment loss was provided for the years ended June 30, 2021, 2020 and 2019.

Impairment of long-lived assets

Impairment of long-lived assets

The Company reviews its long-lived assets, other than goodwill, including property and equipment and intangible assets with definite lives for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable in accordance with ASC Topic 360, Property, Plant and Equipment. When these events occur, the Company assesses recoverability by comparing the carrying values of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amounts of the assets, the Company would recognize an impairment loss based on the excess of the carrying value over the fair value of the assets and record the impairment in earnings. Fair value is generally determined by discounting the cash flows expected to be generated by the asset, when the market prices are not readily available. The adjusted carrying amount of the asset becomes the new cost basis and depreciated over the asset’s remaining useful live. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities for the purpose of the impairment testing.

No impairment loss was provided for the years ended June 30, 2021, 2020 and 2019.

Revenue recognition

Revenue recognition

Effective July 1, 2019, the Company adopted ASU 2014-09, Revenue from contracts with Customers (Topic 606) (“ASC 606”) using the modified retrospective approach, which requires the recognition of a cumulative-effect adjustment to retained earnings as of the date of adoption and applies the adoption only to contracts not completed as of July 1, 2019. The cumulative effect of initially applying ASC 606 resulted in a decrease to opening retained earnings of $138,644 as of July 1, 2019, with the impact primarily related to the Company’s customized IT solution services.

The Company provides a comprehensive range of IT services and solutions, which primarily are on a time-and-expense basis, or fixed-price basis. Revenue is recognized when control of promised goods or services is transferred to the Company’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those services.

Time-and-expense basis contracts

The series of IT services are substantially the same from day to day, ·and each day of the service is considered to be distinct and separately identifiable as it benefits the customer daily. Further, the uncertainty related to the service consideration is resolved on a daily basis as the Company satisfies its obligation to perform IT service daily with enforceable right to payment for performance completed to date. Thus, revenue is recognized as service is performed and the customer simultaneously receives and consumes the benefits from the service daily.

Fixed-price basis contracts

Revenues from fixed-price customized solution contracts require the Company to perform services for systems design, planning and integrating based on customers’ specific needs which requires significant production and customization. The required customization work period is generally less than one year. Upon delivery of the services, customer acceptance is generally required. In the same contract, the Company is generally required to provide post-contract customer support (“PCS’) for a period from three months to one year (“PCS period”) after the customized application is delivered. The type of service for PCS clause is generally not specified in the contract or stand-ready service on when-and-if-available basis.

There are two performance obligations identified in the fixed-price basis contracts: the delivery of customized IT solution service and the completion of the PCS. The transaction price is allocated between the two performance obligations based on the relative standalone selling price, estimated using the cost plus method.

The Company recognizes revenue for the delivery of customized IT solution service at a point in time when the system is implemented and accepted by the customer. Where the Company has enforceable right to payment for performance completed to date, revenue is recognized over time, using the output method. Revenue for PCS is recognized ratably over time as the customer simultaneously receive and consume the benefits throughout the PCS period.

Differences between the timing of billings and the recognition of revenues are recorded as contract assets which is included in the prepayments, deposits and other assets, net, or contract liabilities on the consolidated balance sheets. Contract assets are classified as current assets and the full balance is reclassified to accounts receivables when the right to payment becomes unconditional. No impairment loss was recognized for contract assets for the years ended June 30, 2021 and 2020.

Costs incurred in advance of revenue recognition arising from direct and incremental staff costs in respect of services provided under the fixed fee contracts according to the customer’s requirements prior to the delivery of services are recorded as deferred contract costs which is included in the prepayments, deposits and other assets, net on the consolidated balance sheets. Such deferred contract costs are recognized upon the recognition of the related revenues.

Other contracts

Other contracts primarily comprise of the sale of consulting and head-hunting services. Revenue for other contracts is recognized at a point in time when control is transferred to the customers, which generally occurs when the service is accepted by customers.

The opening and closing balances of contract assets arising from contracts with customers as of June 30, 2021 were $233,149 and $513,199, respectively, and the opening and closing balances of deferred contract costs arising from contracts with customers as of June 30, 2021 were $106,734 and $376,138. The opening and closing balances of contract liabilities arising from contracts with customers as of June 30, 2021 were $755,178 and $326,912, respectively. Revenue recognized in the year ended June 30, 2021 that was included in the contract liability balance at the beginning of the period was $703,102. This revenue was driven primarily by IT solution service performance obligations being satisfied.

The Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which the Company recognizes revenue at the amount to which it has the right to invoice for services performed.

Revenue includes reimbursements of travel and out-of-pocket expense, with equivalent amounts of expense recorded in cost of revenues.

The Company is subject to value added tax (the “VAT”) that is imposed on and concurrent with the revenues earned for services provided in the PRC. The Company’s applicable value added tax rate is 6%. VAT are recorded as reduction of revenues when incurred.

The Company’s disaggregated revenue disclosures are presented in Note 20.

Cost of revenues	Cost of revenues Cost of revenues mainly consisted of compensation expenses for the Company’s IT professionals, travel expenses and material costs.
Research and development expenses

Research and development expenses

Research and development expenses are incurred in the development of new software modules and products in conjunction with anticipated customer projects.  Technological feasibility for the Company’s software products is reached before the products are released for sale.  To date, expenditures incurred after technological feasibility was established and prior to completion of software development have not been material, and accordingly, the Company has expensed all costs when incurred.

Government subsidies

Government subsidies

Government subsidies mainly represent amounts granted by local government authorities as an incentive for companies to promote development of the local technology industry. The Company also receives government subsidies related to government sponsored projects, and records such government subsidies as a liability when it is received. The Company recognizes the government subsidies in the consolidated statements of comprehensive income (loss) when there is no further performance obligation.

Advertising expenditures

Advertising expenditures

Advertising expenditures are expensed as incurred and such expenses were minimal for all the periods presented.  Advertising expenditures have been included as part of selling and marketing expenses.

Operating leases

Operating leases

A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. All leases of the Company are currently classified as operating leases. The Company records the total expenses on a straight-line basis over the lease term.

Employee defined contribution plan

Employee defined contribution plan

Full time employees of the Company in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Company has no legal obligation for the benefits beyond the contributions. The total amount is expensed as incurred. The expenses related to these plans were $11,477,252, $6,662,389 and $6,180,287 for the years ended June 30, 2019, 2020 and 2021, respectively.

Income taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established to reduce deferred tax assets to the amount expected to be realized, when it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

The Company accounts for uncertainties in income taxes in accordance with ASC Topic 740, Income Taxes (“ASC 740”). An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the consolidated statements of comprehensive income (loss) in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended June 30, 2021, 2020 and 2019. All of the tax returns of the Company’s subsidiaries in China remain subject to examination by the tax authorities for five years from the date of filing through year 2025, and the examination period was extended to 10 years for entities qualified as High and New Technology Enterprises (“HNTEs”) in 2018 and thereafter.

Warrants

Warrants

Equity-classified warrants are initially measured at the grant date fair value. Subsequent changes in fair value are not recognized as long as the contract continues to be classified in equity. The Company, with the assistance of an independent third-party valuation firm, used the Black-Scholes pricing model to estimate the fair value of warrants. The determination of estimated fair value of warrants on the grant date was mainly affected by the Company’s stock price as well as assumptions regarding a number of subjective variables. These variables include the Company’s expected stock price volatility over the expected term of the awards, a risk-free interest rate and any expected dividends.

Share-based payment

Share-based payment

The Company accounts for share-based payment in accordance with ASC Topic 718, Compensation-Stock Compensation (“ASC 718”). Share awards issued to employees and directors, including employee stock option plans (“ESOPs”) and restricted share units (“RSUs”) are measured at fair value at the grant date. The Company, with the assistance of an independent third-party valuation firm, determined the fair value of the share options granted to employees. The Company uses the binomial lattice model to estimate the fair value of ESOPs, and uses the closing stock price at the grant date to measure the fair value of RSUs. The Company recognizes compensation expenses, net of forfeitures, using the accelerated method over the requisite service periods.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting ESOPs and RSUs’ forfeitures and records share-based compensation expense only for those awards that are expected to vest.

A change in any of the terms or conditions of share-based payment awards is accounted for as a modification of awards. The Company measures the incremental compensation cost of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified, based on the share price and other pertinent factors at the modification date. For vested awards, the Company recognizes incremental compensation cost in the period the modification occurred. For unvested awards, the Company recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Earnings (loss) per share

Earnings (loss) per share

Basic earnings (loss) per share is computed using the weighted average number of common shares outstanding during the period. Diluted earnings (loss) per share is computed using the weighted average number of common shares and potential common shares outstanding during the period, which may include RSUs, options and warrants. The computation of diluted earnings (loss) per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts) on earnings (loss) per share.

Foreign currency

Foreign currency

The functional currency of the Company is US$. The functional currencies of the Company’s subsidiaries are the local currency of the country in which the subsidiary operates, which is determined based on ASC Topic 830, Foreign Currency Matters (“ASC 830”).

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates as set forth in the H.10 statistical release of the U.S. Federal Reserve Board prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet dates. Non-monetary items that are measured in terms of historical costs in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive income (loss).

The Company’s financial statements are reported using US$. The financial statements of the Company’s subsidiaries whose functional currencies are not US$ are translated from the functional currency to the reporting currency. Assets and liabilities are translated at the exchange rates at the balance sheet dates, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as accumulated comprehensive income (loss) and are shown as a separate component of other comprehensive income (loss) in the consolidated statements of comprehensive income (loss).

Fair value of financial instruments

Fair value of financial instruments

The Company applies ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided for fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Includes other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial instruments of the Company primarily consist of cash and cash equivalents, short-term investments, accounts receivable, other assets, note receivables, amounts due from related parties, equity investments without readily determinable fair values, accounts payable and other current liabilities, contract liabilities, amounts due to related party, short-term bank loans and long-term bank loans. The carrying amounts of these financial instruments, except for short-term investments, equity investments without readily determinable fair values and long-term bank loans, approximate their fair values because of their generally short maturities.

The fair value of the Company’s trading securities is measured using the income approach, based on quoted market interest rates of similar instruments and other significant inputs derived from or corroborated by observable market data.

The carrying amount of long-term bank loans approximates its fair value due to the fact that the related interest rates approximate market rates for similar debt instruments of comparable maturities.

For equity investments without readily determinable fair values, the Company elected to use the measurement alternative to measure those investments in the cases of an impairment charge is recognized, fair value of an investment is remeasured in an acquisition/a disposal, and an orderly transaction for identical or similar investments of the same issuer is identified. The non-recurring fair value measurements to the carrying amount of an investment usually requires management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Company. The valuation methodologies involved require management to use the observable transaction price at the transaction date and other unobservable inputs (level 3) such as volatility of comparable companies and probability of exit events as it relates to liquidation and redemption preferences.

	Fair Value Measurements as of June 30, 2021
	Quoted Price in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)
Fair value measurements
Recurring
Short-term investments
Trading securities	$-	$4,158,535	$-

	Fair Value Measurements as of June 30, 2020
	Quoted Price in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)
Fair value measurements
Recurring
Short-term investments
Trading securities	$-	$636,934	$-

For the year ended June 30, 2021 and 2020, the Company recognized nil gain or loss for the equity investments using the measurement alternative. As of June 30, 2021 and 2020, the Company had no financial assets and liabilities measured and recorded at fair value on a non-recurring basis.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which modifies the disclosure requirements on fair value measurements in ASC 820. The Company adopted ASU 2018-13 on July 1, 2020, which has no material impact to the Company’s consolidated financial statements.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Accumulated other comprehensive income (loss) of the Company includes foreign currency translation adjustments related to the Company’s subsidiaries whose functional currency is not US$.

Statements of cash flows

Statements of cash flows

In accordance with ASC Topic 230, Statement of Cash Flows (“ASC 230”), cash flows from the Company’s operations are formulated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Concentrations and risks

Concentrations and risks

- Foreign currency risk

A majority of the Company’s expense transactions are denominated in Renminbi (“RMB”) and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. Remittances in currencies other than RMB by the Company in China must be processed through the People’s Bank of China (“PBOC”) or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

The functional currency for the Company’s PRC subsidiaries is the RMB, and the financial statements are presented in U.S. dollars. The RMB appreciated by depreciated by 3.7% in fiscal 2019, depreciated by 2.9% in fiscal 2020, and depreciated by 8.6% in fiscal 2021, respectively. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future. The change in the value of the RMB relative to the U.S. dollar may affect the Company’s financial results reported in the U.S. dollar terms without giving effect to any underlying changes in its business or results of operations. Currently, the majority of the Company’s assets, liabilities, revenues and costs are denominated in RMB.

To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends, strategic acquisition or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company.

- Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents, short-term investments, account receivables, other assets, note receivables, and amounts due from related parties. As of June 30, 2021 and 2020, $9,705,412 and $11,027,764 of the Company’s cash and cash equivalents was on deposit at financial institutions in the PRC where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure. As of June 30, 2021, the Company and its subsidiaries had $9,705,412, $784,069, $11,477, $13,965,404, $1,833, $65,490, $191,584 and $14,113 of cash and cash equivalents on deposit at financial institutions in mainland China, Singapore, Australia, Hong Kong, India, Malaysia, Japan and America, respectively. As of June 30, 2020, the Company and its subsidiaries had $11,027,764, $940,854, $8,350, $516,816, $1,496, $58,789 and $98,051 of cash and cash equivalents on deposit at financial institutions in mainland China, Singapore, Australia, Hong Kong, India, Malaysia and Japan, respectively. The Company continues to monitor the financial strength of the financial institutions. There has been no recent history of default in relation to these financial institutions.

The Company conducts credit evaluations on its customers and generally does not require collateral or other security from such customers. The Company periodically evaluates the creditworthiness of the existing customers in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

- Significant customers

For the years ended June 30, 2021, 2020 and 2019, one customer with its affiliates accounted for 19.1%, 21.5% and 25.7% of the Company’s total revenues, respectively. For the years ended June 30, 2021 and 2020, one customer and its affiliates accounted for 23.2% and 30.1% of the Company’s total accounts receivable balance, respectively.

Risks and uncertainties

Risks and uncertainties

The significant operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, may not be indicative of future results.

Recent accounting pronouncements

Recent accounting pronouncements

The Jumpstart Our Business Startups Act (“JOBS Act”) provides that an emerging growth company (“EGC”) as defined therein can take advantage of an extended transition period for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company has adopted the extended transition period.

In February 2016, the FASB issued ASU No. 2016-02, Leases, or ASU 2016-02, which modifies lease accounting for lessees to increase transparency and comparability by recording lease assets and liabilities for operating leases and disclosing key information about leasing arrangements. In July 2018, the FASB issued ASU No. 2018-10, Codification Improvements to Topic 842, Leases, or ASU 2018-10, to supersede ASU 2016-02. In addition, the FASB issued ASU No. 2018-11, Leases (Topic 842): Targeted Improvements, that provide entities with an additional (and optional) transition method to adopt the new leases standard. Under this new transition method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Consequently, an entity’s reporting for the comparative periods presented in the financial statements in which it adopts the new leases standard will continue to be in accordance with current GAAP (Topic ASC 840, Leases). In June 2020, the FASB issued ASU No. 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, which amended the effective date of Topic 842, Leases. The updated guidance is effective for the Company’s annual reporting period ending June 30, 2023 and interim periods during the year ending June 30, 2024. The Company does not plan to early adopt the new lease standards and the Company expects that applying the ASU 2016-02 would materially increase its assets and liabilities due to the recognition of right-of-use assets and lease liabilities on its consolidated balance sheets, with an immaterial impact on its consolidated statements of comprehensive loss and cash flows.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, or ASU 2016-13. This ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Company’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, which clarifies that receivables arising from operating leases should be accounted for in accordance with ASC 842, Leases (“ASC 842”) instead of ASC Subtopic 326-20. In November 2019, the FASB issued ASU No. 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates, which amended the effective date of ASU 2016-13. The amendments in these ASUs are effective for the Company’s annual reporting period ending June 30, 2024 and interim periods during the year ending June 30, 2024. Early adoption is permitted. The Company does not expect to early adopt this guidance and is in the process of evaluating the impact of adoption of this guidance on the Company’s consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes, as part of its Simplification Initiative to reduce the cost and complexity in accounting for income taxes. This standard removes certain exceptions related to the approach for intra period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also amends other aspects of the guidance to help simplify and promote consistent application of GAAP. ASU 2019-12 is effective for the Company’s annual reporting period ending June 30, 2023 and interim periods during the year ending June 30, 2024. The Company does not expect to early adopt this guidance and is in the process of evaluating the impact of adoption of this guidance on the Company’s consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step two to measure the impairment loss. In March 2021, the FASB issued ASU 2021-03, Intangibles-Goodwill and Other (Topic 350): Accounting Alternative for Evaluating Triggering Events, which provide entities an accounting alternative to perform the goodwill impairment triggering event evaluation as of the end of the reporting period, whether the reporting period is a interim or annual period. The guidance begins to take effect for impairment tests performed during the fiscal year ending June 30, 2024. Earlier application is permitted. The guidance should be applied on a prospective basis. The Company does not expect to early adopt this guidance and is in the process of evaluating the impact of adoption of this guidance on the Company’s consolidated financial statements.

In January 2020, the FASB issued ASU No. 2020-01, Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815). The amendments clarify that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method. The amendments also clarify that for the purpose of applying paragraph 815-10-15-141(a) an entity should not consider whether, upon the settlement of the forward contract or exercise of the purchased option, individually or with existing investments, the underlying securities would be accounted for under the equity method in Topic 323 or the fair value option in accordance with the financial instruments guidance in Topic 825. An entity also would evaluate the remaining characteristics in paragraph 815-10-15-141 to determine the accounting for those forward contracts and purchased options. The amendments are effective for fiscal years beginning July 1, 2022, and interim periods within those fiscal years. The Company does not expect to early adopt this guidance and is in the process of evaluating the impact of adoption of this guidance on the Company’s consolidated financial statements.

In May 2021, the FASB issued Accounting Standards Update 2021-04—Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force). The FASB is issuing this Update to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. Stakeholders asserted that there is diversity in an issuer’s accounting for economically similar modifications or exchanges of freestanding equity-classified written call options due to a lack of explicit guidance in the Codification. Stakeholders requested that the Board provide guidance that will clarify whether an issuer should account for a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange as (1) an adjustment to equity and, if so, the related earnings per share (EPS) effects, if any, or (2) an expense and, if so, the manner and pattern of recognition. The amendments in this Update are effective for all entities for fiscal years beginning July 1, 2022, including interim periods within those fiscal years. The Company does not expect to early adopt this guidance and is in the process of evaluating the impact of adoption of this guidance on the Company’s consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting statements, if recently adopted, would have a material effect on the Company’s consolidated balance sheets, consolidated statements of comprehensive income (loss) and consolidated statements of cash flows.